Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	STATE STREET MASTER FUNDS
Entity Central Index Key	0001094885
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000170903
Shareholder Report [Line Items]
Fund Name	State Street International Developed Equity Index Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street International Developed Equity Index Portfolio (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street International Developed Equity Index Portfolio	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[1]
AssetsNet	$ 4,449,212,616
Holdings Count | Holding	679
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$4,449,212,616 Number of Portfolio Holdings679 Portfolio Turnover Rate5%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Japan	22.9%
United Kingdom	10.8%
Germany	8.5%
France	8.0%
United States	7.2%
Australia	7.0%
Switzerland	6.2%
Netherlands	5.9%
Spain	3.7%
Italy	3.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
ASML Holding NV	3.5%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG	1.3%
AstraZeneca PLC	1.3%
Nestle SA	1.2%
Siemens AG	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	1.0%

C000055942
Shareholder Report [Line Items]
Fund Name	State Street Treasury Money Market Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Treasury Money Market Portfolio (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Money Market Portfolio	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[2]
AssetsNet	$ 15,697,287,916
Holdings Count | Holding	62
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$15,697,287,916 Number of Portfolio Holdings62
Holdings [Text Block]

Top Security Type

Table Summary
Asset	%
Treasury Debt	103.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bills, 3.58%, due 07/02/26	13.8%
U.S. Treasury Bills, 3.48%, due 07/09/26	8.6%
U.S. Treasury Bills, 3.61%, due 07/14/26	7.8%
U.S. Treasury Bills, 3.62%, due 07/07/26	5.8%
U.S. Treasury Floating Rate Notes, 3.96%, due 07/31/26	4.2%
U.S. Treasury Bills, 3.63%, due 08/18/26	3.8%
U.S. Treasury Bills, 3.64%, due 09/17/26	3.6%
U.S. Treasury Bills, 3.50%, due 08/13/26	3.6%
U.S. Treasury Bills, 3.61%, due 07/28/26	3.2%
U.S. Treasury Bills, 3.66%, due 08/25/26	3.2%

C000055943
Shareholder Report [Line Items]
Fund Name	State Street Treasury Plus Money Market Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Treasury Plus Money Market Portfolio (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Plus Money Market Portfolio	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[3]
AssetsNet	$ 85,676,695,642
Holdings Count | Holding	96
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$85,676,695,642 Number of Portfolio Holdings96
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	57.9%
Treasury Debt	35.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	11.2%
FICCRP Tri Party Repo A, 3.64%, due 07/01/26	7.0%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	3.5%
BBVARP BBVARP Tri Party Repo A, 3.64%, due 07/01/26	3.0%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	2.9%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.8%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.6%
U.S. Treasury Floating Rate Notes, 3.88%, due 01/31/28	2.6%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	2.5%
CIBC NY CORP Tri Party Repo A, 3.64%, due 07/01/26	2.3%

C000029566
Shareholder Report [Line Items]
Fund Name	State Street U.S. Government Money Market Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street U.S. Government Money Market Portfolio (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street U.S. Government Money Market Portfolio	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[4]
AssetsNet	$ 229,945,214,292
Holdings Count | Holding	241
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$229,945,214,292 Number of Portfolio Holdings241
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.